FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
9.	FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES
The majority of NAO and its subsidiaries’ transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect on the value of the Company’s cash flows.
The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value for those assets and liabilities that are recorded on the balance sheet as fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:
Level 1.	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2.	Inputs, other than the quoted prices in active markets that are observable either directly or indirectly; and
Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments and other assets accounted for under fair value.
-	The carrying value of cash and cash equivalents is a reasonable estimate of fair value.
-
The estimated fair value for the long-term debt is considered to be equal to the carrying values since it reflects both a recently revised margin and variable interest rates which approximate market rates.

The carrying value and estimated fair value of the Company’s financial instruments and other assets accounted for under fair value at December 31, 2018 and 2017 are as follows:
All figures in USD ‘000	Fair Value Hierarchy Level	2018 Fair Value	2018 Carrying Value	2017 Fair Value	2017 Carrying Value
Recurring
Cash and Cash Equivalents	1	8,446	8,446	31,506	31,506
Initial Credit Facility	2	(132,900)	(132,900)	(137,000)	(137,000)

Non-recurring
Vessels	2	176,914	176,914	-	-

The estimated fair value for the Initial Credit Facility is considered to be approximately equal to the carrying value since it reflects both a recently revised margin and a variable interest rate.